Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of
Vanguard Institutional Index Funds
and Shareholders of
Vanguard Institutional Index Fund
and
Vanguard Institutional Total Stock
Market Index Fund

In planning and performing our
audits of the financial statements of
Vanguard Institutional Index Fund
and Vanguard Institutional Total
Stock Market Index Fund
(constituting Vanguard Institutional
Index Funds, hereafter collectively
referred to as the "Funds") as of and
for the year ended December 31,
2023, in accordance with the
standards of the Public Company
Accounting Oversight Board (United
States) (PCAOB), we considered
the Funds' internal control over
financial reporting, including controls
over safeguarding securities, as a
basis for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to comply
with the requirements of Form N-
CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds' internal
control over financial reporting.
Accordingly, we do not express an
opinion on the effectiveness of the
Funds' internal control over financial
reporting.

The management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are
required to assess the expected
benefits and related costs of
controls. A company's internal
control over financial reporting is a
process designed to provide
reasonable assurance regarding the
reliability of financial reporting and
the preparation of financial
statements for external purposes in
accordance with generally accepted
accounting principles. A company's
internal control over financial
reporting includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the
company; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial statements
in accordance with generally
accepted accounting principles, and
that receipts and expenditures of the
company are being made only in
accordance with authorizations of
management and directors of the
company; and (3) provide
reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use or
disposition of a company's assets
that could have a material effect on
the financial statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become
inadequate because of changes in
conditions, or that the degree of
compliance with the policies or
procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control
does not allow management or
employees, in the normal course of
performing their assigned functions,
to prevent or detect misstatements
on a timely basis. A material
weakness is a deficiency, or a
combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a material
misstatement of the company's
annual or interim financial
statements will not be prevented or
detected on a timely basis.

Our consideration of the Funds'
internal control over financial
reporting was for the limited purpose
described in the first paragraph and
would not necessarily disclose all
deficiencies in internal control over
financial reporting that might be
material weaknesses under
standards established by the
PCAOB. However, we noted no
deficiencies in the Funds' internal
control over financial reporting and
its operation, including controls over
safeguarding securities, that we
consider to be a material weakness
as defined above as of December
31, 2023.




This report is intended solely for the
information and use of the Board of
Trustees of Vanguard Institutional
Index Funds and the Securities and
Exchange Commission and is not
intended to be and should not be
used by anyone other than these
specified parties.



/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2024